Contracts with Customers - Timing of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total	$ 267.7	$ 271.9	$ 484.3	$ 505.9
Over time
Disaggregation of Revenue [Line Items]
Total	256.6	264.4	467.6	492.7
Point in time
Disaggregation of Revenue [Line Items]
Total	$ 11.1	$ 7.5	$ 16.7	$ 13.2